Cover Page	6 Months Ended
Jun. 30, 2025
Document Information [Line Items]
Document Type	6-K/A
Amendment Flag	true
Entity Central Index Key	0001799207
Document Period End Date	Jun. 30, 2025
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	Q2
Entity File Number	001-41982
Entity Registrant Name	Auna S.A.
Entity Address, Address Line One	6, rue Jean Monnet
Entity Address, City or Town	Luxembourg
Entity Address, Country	LU
Entity Address, Postal Zip Code	L-2180
Amendment Description	EXPLANATORY NOTE This current report on Form 6-K/A is being furnished by Auna S.A. (the “Company”) to amend its previously filed report on Form 6-K dated August 19, 2025 (the “Form 6-K”), which Form 6-K contains as exhibit 99.2 the Company’s unaudited condensed consolidated interim financial statements as of and for the three-month and six-month period ended June 30, 2025 and 2024. The purpose of this Form 6-K/A is to furnish the Company’s unaudited condensed consolidated interim financial statements as of and for the three-month and six-month period ended June 30, 2025 and 2024 prepared in accordance with International Financial Reporting Standards issued by the International Accounting Standards Board and in eXtensible Business Reporting Language (XBRL). Other than the substitution of exhibit 99.2, the Form 6-K is not being amended or modified in any way.